Expense Example {- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-03 - Fidelity Managed Retirement 2025 Fund - Fidelity Advisor Managed Retirement 2025 Fund: Class Z6
Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	155
10 years	$ 346